Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 30, 2019
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2020
Document Effective Date	Apr. 15, 2020
Prospectus Date	Dec. 13, 2019